Consolidated Statements of Cash Flow - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cash flows from (used in) operating activities [abstract]
Net income		$ 7,154	$ 3,088
Adjustments for the following items:
Depreciation		1,906	1,915
Finance costs (note 14)		227	232
Impairment charges (reversals) (notes 10 and 21)		12	(457)
Income tax expense (note 12)		1,651	1,520
Income from equity investees (note 16)		(444)	(241)
Loss on currency translation		3	39
Net expense for business combination		625	0
Gain on sale of non-current assets (note 9)		(1,477)	(24)
Change in working capital (note 15)		(23)	(382)
Other operating activities (note 15)		(375)	(280)
Operating cash flows before interest and income taxes		9,259	5,410
Interest paid		(291)	(380)
Interest received		189	237
Income taxes paid	[1]	(1,468)	(776)
Net cash provided by operating activities		7,689	4,491
Cash flows from (used in) investing activities [abstract]
Capital expenditures (note 5)		(3,821)	(3,174)
Sales proceeds		4	19
Proceeds from divestitures		2,162	0
Income taxes paid (refund), classified as investing activities		(175)	0
Proceeds from sales of investments other than investments accounted for using equity method		43	97
Cash advances and loans made to other parties, classified as investing activities		(1)	(59)
Dividends received from investments accounted for using equity method, classified as investing activities		254	198
Cash receipts from repayment of advances and loans made to other parties		298	155
Cash flows from (used in) investing activities		(1,236)	(2,764)
Cash flows from (used in) financing activities [abstract]
Lease repayments		(12)	(14)
Debt repayments		(14)	0
Dividends (note 31)		(890)	(696)
Share buyback program (note 31)		(1,500)	(498)
Funding from non-controlling interests (note 32)		362	146
Disbursements to non-controlling interests (note 32)		(1,760)	(785)
Proceeds from issue of bonds, notes and debentures		(9)	52
Cash flows from (used in) financing activities		3,823	1,795
Effect of exchange rate changes on cash and equivalents		2	(6)
Net increase (decrease) in cash and equivalents		2,632	(74)
Cash and equivalents at beginning of year (note 25a)		4,074	4,148
Cash and equivalents at end of year		$ 6,706	$ 4,074

[1]	[1] Income taxes paid excludes $175 million (2024: $107 million) of income taxes payable that were settled against offsetting value added taxes (“VAT”) receivables.